Provisions	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 18 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions.

USD million	31.12.20	31.12.19
Provisions other than provisions for expected credit losses	2,571	2,861
Provisions for expected credit losses	257	114
Total provisions	2,828	2,974

The following table presents additional information for provisions other than provisions for expected credit losses.

USD million	Litigation, regulatory and similar matters[1]	Restructuring	Other[3]	Total 2020	Total 2019
Balance at the beginning of the year	2,475	106	280	2,861	3,245
Increase in provisions recognized in the income statement	233	101	139	472	404
Release of provisions recognized in the income statement	(33)	(13)	(47)	(92)	(123)
Provisions used in conformity with designated purpose	(603)	(113)	(54)	(770)	(659)
Capitalized reinstatement costs	0	0	11	11	1
Reclassifications	0	(14)	14	0	0
Foreign currency translation / unwind of discount	64	4	20	88	(8)
Balance at the end of the year	2,135	72[2]	363	2,571	2,861
1 Comprises provisions for losses resulting from legal, liability and compliance risks. 2 Primarily consists of provisions for onerous contracts of USD 49 million as of 31 December 2020 (31 December 2019: USD 61 million) and personnel-related restructuring provisions of USD 18 million as of 31 December 2020 (31 December 2019: USD 40 million). 3 Mainly includes provisions related to real estate, employee benefits and operational risks.

Restructuring provisions primarily relate to onerous contracts and severance payments. Onerous contracts for property are recognized when UBS is committed to pay for non-lease components, such as utilities, service charges, taxes and maintenance, when a property is vacated or not fully recovered from sub-tenants. Severance-related provisions are used within a short time period but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.

Information about provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 18b. There are no material contingent liabilities associated with the other classes of provisions.

UBS AG
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 18 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions.

USD million	31.12.20	31.12.19
Provisions other than provisions for expected credit losses	2,534	2,825
Provisions for expected credit losses	257	114
Total provisions	2,791	2,938

The following table presents additional information for provisions other than provisions for expected credit losses

USD million	Litigation, regulatory and similar matters[1]	Restructuring	Other[3]	Total 2020	Total 2019
Balance at the beginning of the year	2,475	99	251	2,825	3,209
Increase in provisions recognized in the income statement	233	88	134	455	376
Release of provisions recognized in the income statement	(33)	(11)	(44)	(88)	(119)
Provisions used in conformity with designated purpose	(603)	(100)	(51)	(755)	(632)
Capitalized reinstatement costs	0	0	11	11	0
Reclassifications	0	(13)	13	0	(1)
Foreign currency translation / unwind of discount	64	4	18	86	(8)
Balance at the end of the year	2,135	67[2]	332	2,534	2,825
1 Comprises provisions for losses resulting from legal, liability and compliance risks. 2 Primarily consists of provisions for onerous contracts of USD 49 million as of 31 December 2020 (31 December 2019: USD 61 million) and personnel-related restructuring provisions of USD 13 million as of 31 December 2020 (31 December 2019: USD 33 million). 3 Mainly includes provisions related to real estate, employee benefits and operational risks.

Restructuring provisions primarily relate to onerous contracts and severance payments. Onerous contracts for property are recognized when UBS AG is committed to pay for non-lease components, such as utilities, service charges, taxes and maintenance, when a property is vacated or not fully recovered from sub-tenants. Severance-related provisions are used within a short time period but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.

Information about provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 18b. There are no material contingent liabilities associated with the other classes of provisions.